Income Taxes - Schedule of income (loss) from continuing operations before income tax expense (benefit) by U.S. and foreign location (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S.			$ 10,449	$ 10,600	$ 827
Foreign			42	654	24
Income before income tax (benefit)	$ (669)	$ 4,300	$ 10,491	$ 11,254	$ 851